ACCOUNTS PAYABLE, TRADE	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE, TRADE
ACCOUNTS PAYABLE, TRADE

13. ACCOUNTS PAYABLE, TRADE

Accounts payable, trade, as of December 31, 2011 and 2010 were as follows:

	As of December 31,	As of December 31,
	2011	2010

Suppliers	$7,891	$11,666
Vessel purchase obligation	-	11,079
Shipyards	10,523	940
Insurers	2,885	1,520
Agents	1,342	803
Other creditors	16,286	9,868
	$38,927	$35,876